Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [abstract]
Movements of goodwill
	2017	2016
Beginning of the year
Cost	15,391,642	14,919,930
Accumulated impairment losses	(3,255,913)	(3,242,748)
Net book value	12,135,729	11,677,182
Movement:
Business combination (Note 40)	3,167,566	-
Disposal of subsidiary-cost	(309,269)	-
Disposal of subsidiary-impairment	309,269	-
Currency translation differences-cost	186,015	471,712
Currency translation differences-impairment	(5,190)	(13,165)
End of the year	15,484,120	12,135,729
Cost	18,435,954	15,391,642
Accumulated impairment losses	(2,951,834)	(3,255,913)
Net book value	15,484,120	12,135,729

Carrying amounts of major goodwill allocated to individual CGUs
	2017	2016
PRC Power segment:
Shandong Power	2,739,818	-
Wuhan Power	518,484	518,484
Hainan Power	506,336	506,336
Heilongjiang Power	265,319	-
Yangliuqing Cogeneration	151,459	151,459
Qinbei Power	109,913	109,913
Jilin Power	109,826	-
Yueyang Power Company	100,907	100,907
Beijing Cogeneration	95,088	95,088

Singapore segment:
Tuas Power	10,561,956	10,381,131

Discount rates used for value-in-use calculations
PRC Power segment	8.51%-13.59%
Singapore segment	7.30%